Balance Sheets - Graphite Bio, Inc. - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 35,140	$ 44,441
Marketable securities	30,654	0
Prepaid expenses and other current assets	1,450	2,200
Total current assets	67,244	46,641
Property and equipment, net	54	39
Operating lease right-of-use asset	318	240
Total assets	70,376	46,951
Current liabilities:
Accounts payable	5,711	4,755
Accrued payroll and related benefits	1,998	875
Operating lease liabilities, current	137	103
Total current liabilities	18,514	9,499
Operating lease liability, net	192	147
Other noncurrent liabilities	121	66
Total liabilities	19,698	10,706
Commitments and contingencies (Note 6)
Stockholders' deficit:
Common stock	10	10
Additional paid-in capital	2,517	1,098
Accumulated other comprehensive income	6	0
Accumulated deficit	(95,245)	(25,277)
Total stockholders’ deficit	(92,712)	(24,169)
Total liabilities, convertible preferred and common stock and stockholders’ deficit	70,376	46,951
Graphite Bio, Inc.
Current assets:
Cash and cash equivalents	184,259	47,730
Marketable securities	0	220,499
Restricted cash equivalents	1,602	0
Prepaid expenses and other current assets	2,160	7,136
Total current assets	188,021	275,365
Restricted cash	114	1,716
Investments in marketable securities, non-current	0	15,322
Property and equipment, net	0	22,630
Operating lease right-of-use asset	321	5,580
Other assets	0	1,289
Total assets	188,456	321,902
Current liabilities:
Accounts payable	250	2,608
Accrued payroll and related benefits	1,534	3,799
Accrued research costs	0	720
Accrued expenses and other current liabilities	2,728	1,871
Operating lease liabilities, current	285	4,045
Total current liabilities	4,797	13,043
Operating lease liability, net	77	1,749
Other noncurrent liabilities	0	10,819
Total liabilities	4,874	25,611
Stockholders' deficit:
Convertible preferred stock	0	0
Common stock	1	1
Additional paid-in capital	550,635	539,741
Accumulated other comprehensive income	0	(1,048)
Accumulated deficit	(367,054)	(242,403)
Total stockholders’ deficit	183,582	296,291
Total liabilities, convertible preferred and common stock and stockholders’ deficit	$ 188,456	$ 321,902